Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,634	$ 1,585
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	558	586
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	230	174
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	255	328
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	382	309
Technology Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	209	188
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	164	138
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,470	1,447
Manufacturing Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,425	1,397
Technology Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 209	$ 188